TAXES ON INCOME (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Liability for unrecognized tax benefits	$ 135
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	20,791
Capital loss carryforwards	459
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	452
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 648
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2021
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2028
Vexigo [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 407